Mezzanine Equity - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, redemption amount		$ 20,590
Subsidiaries [Member]
Temporary Equity [Line Items]
Temporary equity shares issued	142,196,089		142,196,089
Subsidiaries [Member] | Consolidation, Eliminations [Member]
Temporary Equity [Line Items]
Temporary equity shares issued	80,340,268		80,340,268
TTP Member [Member]
Temporary Equity [Line Items]
Percentage of voting interests acquired	51.00%